FINANCING RECEIVABLES, NET - Net recorded investment of financing receivables, by credit quality indicator (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Installment purchase loans
Financing receivables credit quality indicator
Financing receivables, net	¥ 1,190,704	¥ 1,861,130
Personal installment loans
Financing receivables credit quality indicator
Financing receivables, net	10,821,746	5,850,742
A | Installment purchase loans
Financing receivables credit quality indicator
Financing receivables, net	598,418	664,167
A | Personal installment loans
Financing receivables credit quality indicator
Financing receivables, net	2,480,065	1,911,617
B | Installment purchase loans
Financing receivables credit quality indicator
Financing receivables, net	264,574	327,646
B | Personal installment loans
Financing receivables credit quality indicator
Financing receivables, net	1,970,978	968,367
C | Installment purchase loans
Financing receivables credit quality indicator
Financing receivables, net	180,446	562,366
C | Personal installment loans
Financing receivables credit quality indicator
Financing receivables, net	2,709,756	1,892,710
D | Installment purchase loans
Financing receivables credit quality indicator
Financing receivables, net	102,426	190,284
D | Personal installment loans
Financing receivables credit quality indicator
Financing receivables, net	2,612,084	702,038
E | Installment purchase loans
Financing receivables credit quality indicator
Financing receivables, net	34,293	48,285
E | Personal installment loans
Financing receivables credit quality indicator
Financing receivables, net	772,997	157,879
F | Installment purchase loans
Financing receivables credit quality indicator
Financing receivables, net	4,857	15,844
F | Personal installment loans
Financing receivables credit quality indicator
Financing receivables, net	165,478	52,129
N | Installment purchase loans
Financing receivables credit quality indicator
Financing receivables, net	5,690	52,538
N | Personal installment loans
Financing receivables credit quality indicator
Financing receivables, net	¥ 110,388	¥ 166,002